Income Taxes (Details) - Schedule of effective tax rate	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
Schedule of effective tax rate [Abstract]
US federal statutory rates	(21.00%)	(21.00%)	(21.00%)	(21.00%)	(21.00%)	(21.00%)
Tax rate difference – current provision					(0.20%)	7.00%
Permanent difference					(0.30%)
Effect of PRC tax holiday					(1.40%)
Valuation allowance	20.90%	19.40%	20.90%	23.30%	23.20%	14.00%
Under accrual of prior year income tax of parent company	3.50%	5.20%	3.40%	0.80%	(0.30%)
Effective tax rate